Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
Schedule Of Goodwill And Intangible Assets By Segment

	Goodwill		Other Intangible Assets, net
(in millions)	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Cigarettes	$—	$—	$250	$261
Smokeless products	5,023	5,023	8,841	8,843
Cigars	77	77	2,738	2,744
Wine	74	74	269	270

Total	$5,174	$5,174	$12,098	$12,118

Other Intangible Assets Disclosure

	December 31, 2011		December 31, 2010
(in millions)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Indefinite-lived intangible assets	$11,701		$11,701
Definite-lived intangible assets	464	$67	464	$47

Total other intangible assets	$12,165	$67	$12,165	$47